STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

	Principal Amount	Value
Corporate Loans—84.8%
Consumer Discretionary—25.4%
Distributors—1.6%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.439%,[LIBOR4+300], 6/22/23[1]	$963,148	$ 963,388
Tranche B7, 5.439%,[LIBOR12+300], 11/17/25[1]	721,683	718,977
Alphabet Holdings Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.902%,[LIBOR4+350], 9/26/24[1]	1,217,364	1,151,930
Ascena Retail Group, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.938%,[LIBOR12+450], 8/21/22[1]	1,896,226	1,247,555
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.402%,[LIBOR12+500], 9/25/24[1]	2,418,916	2,315,604
Belk, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.285%,[LIBOR4+475], 12/12/22[1]	913,519	741,092
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.592%,[LIBOR4+500], 10/20/23[1]	320,000	290,667
Petco Animal Supplies, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.833%,[LIBOR4+325], 1/26/23[1]	1,433,537	1,116,367
United Natural Foods, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.689%,[LIBOR12+425], 10/22/25[1]	2,642,250	2,227,417
		10,772,997

Diversified Consumer Services—1.5%
4L Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.902%-6.939%,[LIBOR4+450], 5/8/20[1]	4,586,095	4,477,175
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.592%,[LIBOR4+500], 4/1/21[1]	5,167,635	5,049,193
IQOR US, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.342%,[LIBOR4+875], 4/1/22[1]	760,036	653,631
		10,179,999

Hotels, Restaurants & Leisure—5.9%
24 Hour Fitness Worldwide, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.983%,[LIBOR12+350], 5/30/25[1]	357,990	357,127
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.152%,[LIBOR4+275],
12/23/24[1]	8,164,324	8,035,899
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.08%,[LIBOR4+375], 7/8/22[1]	841,362	815,822
Churchill Downs, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.41%,[LIBOR12+200], 12/27/24[1]	845,791	845,795
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.652%,[LIBOR12+225], 4/18/24[1]	1,864,058	1,858,569
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B3, 4.902%,[LIBOR12+250], 2/1/24[1]	3,333,031	3,269,703
Eldorado Resorts, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.688%-4.75%,[LIBOR4+225], 4/17/24[1]	1,530,617	1,527,985
Everi Payments, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.402%,[LIBOR12+300], 5/9/24[1]	2,249,400	2,248,702
Four Seasons Hotels Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.402%,[LIBOR12+200], 11/30/23[1]	184,852	184,685

1 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Gateway Casinos & Entertainment Ltd. , Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.33%,[LIBOR4+300],
12/1/23[1]	$445,989	$440,414
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.983%,[LIBOR4+275], 3/29/24[1]	1,238,234	1,236,067
LTI Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.902%,[LIBOR12+350], 9/6/25[1]	1,053,637	998,652
Scientific Games International, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B5, 5.189%-5.233%,[LIBOR6+275],
8/14/24[1]	6,444,976	6,355,906
SeaWorld Parks & Entertainment, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 5.439%,[LIBOR4+300],
4/1/24[1]	1,800,977	1,799,203
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.101%,[LIBOR4+350], 7/10/25[1]	3,892,594	3,898,278
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.94%,[LIBOR12+250], 6/8/23[1]	3,324,532	3,315,090
Topgolf International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.967%,[LIBOR12+550], 2/8/26[1]	204,488	205,638
Town Sports International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.939%,[LIBOR12+350],
11/15/20[1]	1,936,700	1,904,425
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.56%,[LIBOR12+475],
11/29/24[1]	580,514	571,684
Wyndham Hotels & Resorts, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.152%,[LIBOR4+200], 5/30/25[1]	250,600	250,130
		40,119,774

Household Durables—3.3%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.902%,[LIBOR4+350], 9/27/24[1]	1,825,156	1,786,371
American Greetings Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.983%,[LIBOR12+450], 4/6/24[1]	1,984,932	1,983,077
Callaway Golf Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.967%,[LIBOR12+450], 12/14/25[1]	338,588	342,537
Coty, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.717%,[LIBOR4+225], 4/7/25[1]	2,819,188	2,758,110
International Textile Group, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.486%,[LIBOR4+500], 5/1/24[1]	1,065,948	991,332
Lifetime Brands, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.902%,[LIBOR12+350], 2/28/25[1]	326,942	325,580
PetSmart, Inc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.72%,[LIBOR12+400], 3/11/22[1]	2,149,967	2,098,572
Revlon Consumer Products Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.129%,[LIBOR12+350], 9/7/23[1]	4,649,497	3,896,860
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.44%,[LIBOR12+400], 6/16/25[1]	2,432,795	2,205,742

2 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Household Durables (Continued)
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.94%-5.967%,[LIBOR4+350],
11/8/23[1]	$6,770,288	$4,419,746
SIWF Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.737%,[LIBOR12+425], 6/15/25[1]	1,715,456	1,704,735
Varsity Brands Holdings Co. , Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.902%,[LIBOR12+350], 12/16/24[1]	283,474	278,602
		22,791,264

Media—12.9%
Acosta, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.652%,[LIBOR4+325], 9/26/21[1]	3,776	1,400
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.19%,[LIBOR4+275], 7/15/25[1]	2,741,245	2,605,032
Tranche B13, 6.44%,[LIBOR4+400], 8/14/26[1]	4,208,850	4,129,050
CBS Radio, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.152%,[LIBOR4+275], 11/18/24[1]	749,151	749,466
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.94%,[LIBOR12+750], 2/15/23[1]	1,252,278	1,056,610
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.50%,[LIBOR12+100], 8/15/23[1,2]	1,250,751	584,726
Crossmark Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.94%,[LIBOR12+750], 9/12/23[1]	403,877	395,799
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.69%,[LIBOR12+225], 7/17/25[1]	3,254,708	3,208,165
Deluxe Entertainment Services Group, Inc. , Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
8.244%,[LIBOR4+550], 2/28/20[1]	3,851,613	3,447,194
EW Scripps Co. (The), Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.152%,[LIBOR12+275], 5/1/26[1]	872,813	872,267
Harland Clarke Holdings Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B7, 7.08%,[LIBOR4+475], 11/3/23[1]	2,117,815	1,834,557
iHeartCommunications, Inc, Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 6.579%,[LIBOR12+400], 5/1/26[1]	2,815,905	2,822,733
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 6.229%,[LIBOR4+375], 11/27/23[1]	3,120,000	3,092,216
ION Media Networks, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.16%,[LIBOR6+275], 12/18/20[1]	2,450,000	2,450,380
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.94%,[LIBOR4+350], 1/7/22[1]	2,554,094	2,544,516
MacDonald Dettwiler & Associates Ltd. , Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.16%,[LIBOR4+250],
10/4/24[1]	1,627,703	1,474,430
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.547%,[LIBOR4+575], 8/13/21[1]	2,777,505	2,766,228
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche B, 6.91%,[LIBOR4+450], 7/3/26[1]	995,000	966,394
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.939%,[LIBOR4+650], 10/13/22[1,3]	11,700,000	11,641,500

3 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
NEP Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.689%,[LIBOR4+325], 10/20/25[1]	$2,791,087	$2,789,789
Nexstar Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.253%,[LIBOR4+275], 6/19/26[1]	6,900,000	6,882,750
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.402%,[LIBOR12+300], 2/1/24[1]	4,885,434	4,781,325
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.189%,[LIBOR4+275], 7/31/25[1]	1,898,338	1,812,239
SpeedCast International Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.08%,[LIBOR4+275], 5/3/25[1]	1,360,796	1,345,487
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.274%,[LIBOR4+275], 12/6/23[1]	1,096,939	977,647
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.69%,[LIBOR12+225], 8/15/26[1]	2,830,000	2,803,723
Univision Communications, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C5, 5.152%,[LIBOR12+275],
3/15/24[1]	5,279,847	5,036,077
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.94%,[LIBOR12+250], 1/15/26[1]	2,732,096	2,731,413
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche K, 4.94%,[LIBOR12+250], 1/15/26[1]	4,265,000	4,254,338
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.737%,[LIBOR12+325], 8/18/23[1]	4,028,410	3,945,827
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche E, 4.94%,[LIBOR12+250], 4/15/25[1]	3,530,000	3,463,813
		87,467,091

Multiline Retail—0.2%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 1.00%,[LIBOR12+650], 10/25/23[1,2]	1,662,884	1,459,181

Consumer Staples—2.0%
Beverages—2.0%
Dole Food Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.159%-7.25%,[LIBOR12+275], 4/6/24[1]	2,098,793	2,053,532
Golden Nugget, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.189%-5.19%,[LIBOR12+275], 10/4/23[1]	499,022	495,621
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.09%,[LIBOR12+368.75], 5/23/25[1]	1,408,083	1,379,921
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.652%-4.994%,[LIBOR12+225], 8/3/22[1]	1,165,074	1,159,494
IRB Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.69%,[LIBOR12+325], 2/5/25[1]	2,005,411	1,983,321
KFC Holding Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.23%,[LIBOR12+175], 4/3/25[1]	346,121	345,877
Nomad Foods Europe Midco Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.69%,[LIBOR12+225], 5/15/24[1]	1,672,285	1,656,607
NPC International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.983%,[LIBOR12+350], 4/19/24[1]	1,150,446	933,300

4 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Beverages (Continued)
Sigma US Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.797%,[LIBOR4+325], 7/2/25[1]	$2,582,232	$2,556,410
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.934%,[LIBOR4+325], 3/28/25[1]	1,267,200	1,264,032
		13,828,115

Energy—3.5%
Energy Equipment & Services—2.8%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.83%,[LIBOR4+550], 8/1/25[1]	1,380,949	1,386,128
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.953%,[LIBOR12+650], 3/30/23[1]	843,555	835,120
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.487%,[LIBOR12+400], 5/21/25[1]	1,060,115	999,158
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.189%,[LIBOR12+375], 10/2/23[1]	3,003,120	3,004,366
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.652%,[LIBOR12+525], 4/11/22[1]	2,848,091	2,652,726
HGIM Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.743%,[LIBOR4+600], 7/2/23[1]	960,901	921,667
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 9.61%,[LIBOR4+1,032], 8/7/20[1,3]	102,510	96,615
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.402%,[LIBOR12+400], 2/15/24[1]	2,160,582	2,084,282
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.402%,[LIBOR12+500],
5/12/25[1]	662,274	652,393
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.601%,[LIBOR4+600], 2/21/21[1]	4,100,493	2,953,892
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1]	510,679	298,747
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1]	188,943	110,532
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 12.46%,[LIBOR12+1,000], 10/1/19[1]	806,430	822,559
Ultra Resources, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 0.25%,[LIBOR4+400], 4/12/24[1,2]	2,784,847	2,153,605
		18,971,790

Oil, Gas & Consumable Fuels—0.7%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350], 12/16/20[1]	3,666,887	2,145,129
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 10.75%,[PRIME12+525], 10/1/19[1,4]	989,807	955,163
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.053%,[LIBOR4+425], 8/4/21[1,4]	2,601,063	1,905,279
		5,005,571

5 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Financials—5.2%
Commercial Banks—4.5%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.379%-6.879%,[LIBOR4+375], 11/22/23[1]	$2,796,062	$2,784,725
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.43%,[LIBOR12+300], 5/9/25[1]	2,461,944	2,397,589
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.152%-5.217%,[LIBOR12+275], 1/25/24[1]	1,890,306	1,879,673
Amynta Agency Borrower, Inc. , Sec. Credit Facilities 1st Lien
Term Loan, 6.902%,[LIBOR12+450], 2/28/25[1]	1,475,199	1,436,475
Aretec Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.652%,[LIBOR12+425], 10/1/25[1]	4,898,218	4,788,008
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.652%,[LIBOR12+325], 8/21/25[1]	2,121,214	2,116,356
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.902%,[LIBOR12+250], 8/27/25[1]	2,593,485	2,537,478
HUB International Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.515%,[LIBOR4+300], 4/25/25[1]	3,500,043	3,418,702
Hyperion Insurance Group Ltd. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.063%,[LIBOR12+350],
12/20/24[1]	1,392,382	1,391,992
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.217%-5.237%,[LIBOR12+275], 6/28/23[1]	1,663,191	1,662,151
NFP Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.439%,[LIBOR12+300], 1/8/24[1]	1,961,467	1,910,586
Uniti Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.402%,[LIBOR12+500], 10/24/22[1]	1,097,969	1,072,754
USI, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.33%,[LIBOR4+300], 5/16/24[1]	3,018,974	2,948,617
		30,345,106

Consumer Finance—0.4%
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.66%,[LIBOR12+525], 9/29/20[1]	2,234,018	2,122,317
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.44%,[LIBOR12+900], 9/29/21[1,3]	647,089	627,677
		2,749,994

Insurance—0.3%
AssuredPartners, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.902%,[LIBOR12+325], 10/22/24[1]	2,056,841	2,040,129

Health Care—7.1%
Health Care Equipment & Supplies—7.1%
21st Century Oncology, Inc. , Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, Tranche B, 8.735%,[LIBOR4+612.5], 1/16/23[1]	1,052,790	919,217
Acadia Healthcare Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.902%,[LIBOR12+250], 2/16/23[1]	994,907	991,803
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.902%,[LIBOR4+450], 10/24/23[1]	1,303,101	1,257,492

6 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.938%,[LIBOR4+350], 5/4/25[1]	$1,722,609	$ 1,714,720
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.902%,[LIBOR12+450], 6/30/25[1]	2,665,811	2,679,140
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.152%,[LIBOR12+275], 3/1/24[1]	4,166,757	4,141,777
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.16%,[LIBOR4+300], 2/6/25[1]	1,287,460	1,287,459
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.75%,[LIBOR12+425], 4/29/24[1]	1,736,752	1,635,447
Enterprise Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.152%,[LIBOR4+375], 10/10/25[1]	4,724,991	4,187,523
Equian Buyer Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.689%,[LIBOR12+325], 5/20/24[1]	1,179,517	1,179,959
Gentiva Health Services, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.188%,[LIBOR4+375], 7/2/25[1]	2,162,029	2,166,764
GoodRX, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.44%,[LIBOR4+300], 10/10/25[1]	1,814,230	1,803,181
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.902%,[LIBOR4+250], 8/18/22[1]	713,898	710,818
Kinetic Concepts, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.58%,[LIBOR4+325], 2/2/24[1]	692,438	693,809
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 6.00%,[LIBOR4+525], 11/30/21[1,2,4]	1,652,716	165,272
LifeScan Global Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.797%,[LIBOR4+600], 10/1/24[1]	1,800,781	1,724,248
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.08%,[LIBOR4+275], 9/24/24[1]	1,341,426	1,208,960
Tranche B, 5.693%,[LIBOR4+300], 2/24/25[1]	119,779	108,063
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.351%,[LIBOR4+300], 6/7/23[1]	4,466,120	4,281,892
New Trident Holdcorp, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.00%,[LIBOR4+575], 7/31/19[1,2,4]	1,099,367	2,748
One Call Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.69%,[LIBOR12+525], 11/27/22[1]	3,015,270	2,462,466
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.695%,[LIBOR4+325], 6/30/25[1]	3,399,356	3,275,433
PAREXEL International Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.152%,[LIBOR4+300], 9/27/24[1]	854,316	820,451
Select Medical Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.99%,[LIBOR12+250], 3/6/25[1]	1,532,890	1,530,024
Surgery Center Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.69%,[LIBOR4+325], 9/2/24[1]	2,408,661	2,332,379
Team Health Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.152%,[LIBOR12+275], 2/6/24[1]	2,985,327	2,651,343
VVC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.045%,[LIBOR4+450], 2/11/26[1]	1,760,588	1,759,487

7 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Wink Holdco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.402%,[LIBOR4+300], 12/2/24[1]	$666,595	$ 653,597
		48,345,472
Industrials—15.6%
Aerospace & Defense—0.4%
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.152%,[LIBOR4+375], 7/11/25[1]	2,671,501	2,641,446

Commercial Services & Supplies—7.7%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.233%,[LIBOR4+375], 2/27/25[1]	1,073,138	1,069,452
AI Aqua Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.652%,[LIBOR12+325], 12/13/23[1]	5,533,869	5,354,018
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.826%-6.189%,[LIBOR12+375], 7/28/22[1]	4,013,714	4,012,048
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.402%,[LIBOR12+300], 8/4/22[1]	4,739,425	4,734,330
Tranche B6, 5.402%,[LIBOR12+300], 11/3/23[1]	911,672	910,938
Tranche B7, 5.439%,[LIBOR12+300], 11/3/24[1]	990,000	989,243
ATS Consolidated, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.152%,[LIBOR12+375], 2/28/25[1]	2,840,972	2,853,984
Blackhawk Network Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.402%,[LIBOR4+300], 6/15/25[1]	5,761,912	5,727,715
Boing US Holdco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.652%,[LIBOR4+325], 10/3/24[1]	2,712,170	2,706,515
Casmar Australia Pty Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.902%,[LIBOR4+450], 12/8/23[1]	2,660,162	2,487,252
Crossmark Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.00%,[PRIME4+250], 12/20/19[1,4]	5,023,958	1,800,235
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.33%-6.402%,[LIBOR4+400], 5/23/25[1]	695,032	690,341
Inmar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.33%,[LIBOR4+400], 5/1/24[1]	3,368,482	3,195,005
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.092%,[LIBOR4+550], 4/1/21[1]	1,265,000	1,236,006
Monitronics International, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B2, 8.101%,[LIBOR4+550], 9/30/22[1]	1,481,919	1,415,766
North American Lifting Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.101%,[LIBOR4+450], 11/27/20[1]	1,052,220	999,282
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.83%,[LIBOR12+450], 11/1/24[1]	5,390,513	5,031,154
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.541%,[LIBOR6+500], 5/29/26[1]	5,365,000	5,061,529
TruGreen LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.19%,[LIBOR12+375], 3/19/26[1]	329,175	330,411
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.842%,[LIBOR4+350], 5/21/22[1]	1,883,787	1,884,974
		52,490,198

8 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Industrial Conglomerates—3.2%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.152%,[LIBOR12+375], 2/1/22[1]	$1,643,456	$ 1,584,571
Energy Acquisition Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.58%,[LIBOR4+425], 6/22/25[1]	659,628	606,858
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.189%,[LIBOR4+300], 4/1/24[1]	1,740,508	1,732,893
GrafTech Finance, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.902%,[LIBOR12+350], 2/12/25[1]	1,532,500	1,507,597
Robertshaw US Holdings Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.938%,[LIBOR12+350], 2/28/25[1]	692,456	640,521
Space Exploration Technologies Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.689%,[LIBOR12+425], 11/21/25[1]	3,407,875	3,416,395
Titan Acquisition Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.402%,[LIBOR12+300], 3/28/25[1]	1,557,307	1,490,904
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.83%,[LIBOR12+250], 5/30/25[1]	1,536,775	1,503,957
Tranche F, 4.939%,[LIBOR12+250], 6/9/23[1]	926,748	911,257
Tranche G, 4.83%,[LIBOR4+250], 8/22/24[1]	1,529,705	1,500,381
Vectra Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.652%,[LIBOR12+325], 3/8/25[1]	713,463	688,271
Vertiv Intermediate Holding II Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.33%,[LIBOR12+400],
11/30/23[1]	4,306,853	4,102,278
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.34%,[LIBOR4+375], 4/30/25[1]	1,864,656	1,864,656
		21,550,539

Professional Services—0.6%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.58%-5.879%,[LIBOR4+325], 3/3/25[1]	4,106,881	4,000,348
		4,000,348

Road & Rail—2.2%
American Airlines, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.229%,[LIBOR12+175], 6/27/25[1]	1,182,775	1,151,934
Arctic LNG Carriers Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.83%,[LIBOR12+450], 5/18/23[1]	2,295,984	2,261,544
Daseke Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.402%,[LIBOR12+500], 2/27/24[1]	1,784,887	1,785,726
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.402%,[LIBOR12+300], 7/29/22[1]	1,402,107	1,357,709
Tranche B2, 5.402%,[LIBOR12+300], 7/29/22[1]	156,442	151,488
Western Express, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.879%,[LIBOR4+825], 2/23/22[1,3]	8,023,792	8,604,715
		15,313,116

Transportation Infrastructure—1.5%
American Axle & Manufacturing, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.73%-4.74%,[LIBOR12+225],
4/6/24[1]	635,385	623,176

9 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Transportation Infrastructure (Continued)
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.652%,[LIBOR4+325], 3/20/25[1]	$1,260,299	$1,239,296
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 2.00%, 3/20/25[5]	159,797	157,134
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.96%,[LIBOR12+350], 11/6/24[1]	1,625,906	1,624,638
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.902%,[LIBOR12+350], 4/30/26[1]	2,070,000	2,057,715
Superior Industries International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.439%,[LIBOR12+400],
5/22/24[1]	3,114,538	2,974,383
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.902%,[LIBOR12+275], 6/30/22[1]	1,404,450	1,394,506
		10,070,848

Information Technology—9.7%
Internet Software & Services—9.0%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.101%,[LIBOR4+350], 6/13/24[1]	1,886,510	1,841,450
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 6.69%-6.694%,[LIBOR12+425], 12/15/24[1]	9,722,664	9,321,604
Banff Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.58%,[LIBOR4+425], 10/2/25[1]	3,121,557	2,961,577
Blackboard, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 7.496%-7.601%,[LIBOR4+500], 6/30/21[1]	739,599	737,421
Colorado Buyer, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.60%,[LIBOR4+300], 5/1/24[1]	2,522,827	2,357,279
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.678%,[LIBOR4+525], 6/27/25[1]	793,885	793,143
Infor US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.08%,[LIBOR4+275], 2/1/22[1]	2,997,376	2,994,439
Internap Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
0.75%,[LIBOR12+575], 4/6/22[1,2]	1,994,340	1,750,033
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.902%,[LIBOR12+275], 6/21/24[1]	874,443	858,869
Tranche B2, 4.652%,[LIBOR4+250], 11/19/21[1]	796,919	790,444
Mitchell International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.652%,[LIBOR12+325], 11/29/24[1]	848,716	812,192
Plantronics, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.902%,[LIBOR12+250], 7/2/25[1]	2,301,785	2,291,243
Premiere Global Services, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.06%,[LIBOR4+650], 12/8/21[1]	1,013,445	595,399
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.833%,[LIBOR4+425], 5/16/25[1]	2,081,420	2,053,321
Riverbed Technology, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.66%,[LIBOR12+325], 4/24/22[1]	5,896,459	5,109,459
Seattle SpinCo, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.939%,[LIBOR12+275], 6/21/24[1]	5,911,508	5,806,224
Shutterfly, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.94%,[LIBOR12+275], 8/17/24[1]	1,058,587	1,059,381

10 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Internet Software & Services (Continued)
SolarWinds Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.189%,[LIBOR12+300], 2/5/24[1]	$1,037,239	$1,033,562
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.189%,[LIBOR12+275], 3/3/23[1]	1,704,562	1,694,182
SS&C Technologies Holdings Europe Sarl, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B4,
4.689%,[LIBOR4+250], 4/16/25[1]	1,531,095	1,527,175
SS&C Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.689%,[LIBOR4+250], 4/16/25[1]	2,232,402	2,226,687
Sungard Availability Services Capital, Inc. , Extended
Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
9.474%,[LIBOR12+700], 9/30/21[1,4]	761,421	310,279
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.402%,[LIBOR12+300], 5/1/24[1]	3,453,691	3,445,057
TIBCO Software, Inc. , Sec. Credit Facilities 1st Lien Term Loan,
6.52%,[LIBOR12+400], 6/12/26[1]	370,000	371,156
TTM Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.986%,[LIBOR4+250], 9/28/24[1]	2,863,065	2,843,396
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.83%-6.902%,[LIBOR4+450], 1/27/23[1]	3,836,485	3,503,209
Xperi Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.902%,[LIBOR12+250], 12/1/23[1]	1,662,614	1,643,909
		60,732,090

IT Services—0.7%
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.939%,[LIBOR12+350], 1/3/25[1]	4,877,053	4,825,234
		4,825,234

Materials—8.6%
Chemicals—2.8%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.33%,[LIBOR4+300], 1/31/24[1]	2,828,173	2,773,731
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.94%,[LIBOR12+250], 5/7/25[1]	1,994,962	1,947,582
Cyanco Intermediate Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.902%,[LIBOR4+350], 3/16/25[1]	1,773,861	1,772,007
Hexicon, Inc. , Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.953%,[LIBOR4+350], 6/27/26[1]	495,000	495,619
Momentive Performance Materials USA LLC, Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.59%,[LIBOR4+325], 5/15/24[1]	1,005,000	999,347
New Arclin US Holding Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.939%,[LIBOR4+350], 2/14/24[1]	1,755,679	1,756,785
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.33%,[LIBOR4+425], 3/13/25[1]	865,651	866,733
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.351%,[LIBOR4+475], 10/15/25[1]	1,376,516	1,361,031
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.717%,[LIBOR12+325], 10/1/25[1]	3,960,075	3,908,099

11 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.402%,[LIBOR4+300], 9/23/24[1]	$3,320,326	$3,291,572
		19,172,506

Construction Materials—1.1%
Pisces Midco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.547%,[LIBOR4+375], 4/12/25[1]	2,101,979	2,048,558
Quikrete Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.152%,[LIBOR12+275], 11/15/23[1]	3,850,769	3,789,272
VC GB Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.402%,[LIBOR12+325], 2/28/24[1]	1,619,218	1,588,858
		7,426,688

Containers & Packaging—1.8%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.983%,[LIBOR12+450], 7/31/25[1]	900,900	891,891
BWAY Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.033%,[LIBOR12+325], 4/3/24[1]	4,354,777	4,216,861
Flex Acquisition Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.69%,[LIBOR4+325], 6/29/25[1]	2,905,635	2,765,017
Plastipak Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.91%,[LIBOR12+250], 10/14/24[1]	1,520,430	1,511,407
Pro Mach Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.223%,[LIBOR4+300], 3/7/25[1]	553,014	533,891
Reynolds Group Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.189%,[LIBOR12+300], 2/5/23[1]	2,285,339	2,271,673
		12,190,740

Metals & Mining—2.8%
Covia Holdings Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.16%,[LIBOR4+375], 6/1/25[1]	1,198,810	974,459
Murray Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.772%,[LIBOR4+725], 10/17/22[1]	19,202,312	12,977,596
Tranche B3, 10.272%,[LIBOR12+775], 10/17/22[1]	5,454,160	3,667,922
Peabody Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.152%,[LIBOR12+275], 3/31/25[1]	1,193,306	1,190,693
		18,810,670

Paper & Forest Products—0.1%
Thor Industries, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.25%,[LIBOR4+375], 2/1/26[1]	922,510	911,559

Telecommunication Services—5.2%
Diversified Telecommunication Services—5.2%
CenturyLink, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.152%,[LIBOR4+275], 1/31/25[1]	8,014,907	7,843,508
Consolidated Communications, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.41%,[LIBOR12+300],
10/5/23[1]	4,166,779	3,996,837

12 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.88%,[LIBOR4+325], 5/27/24[1]	$2,797,732	$ 2,453,611
Frontier Communications Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.16%,[LIBOR12+375], 6/15/24[1]	1,770,345	1,740,107
Fusion Connect, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 12.479%,[LIBOR12+1,000], 10/7/19[1]	695,579	688,623
Fusion Connect, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 32.062%,[LIBOR4+750], 5/4/23[1,2,4]	5,407,625	3,650,147
IPC Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.25%,[LIBOR4+450], 8/6/21[1]	3,913,281	3,382,562
IPC Corp. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.25%,[LIBOR4+950], 2/4/22[1]	2,123,972	704,893
NeuStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 5.902%,[LIBOR12+350], 8/8/24[1]	2,346,121	2,278,670
Sprint Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.00%,[LIBOR12+250], 2/2/24[1]	7,430,457	7,331,372
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B6, 10.50%,[PRIME4+500], 3/29/21[1,4]	1,051,014	1,083,859
		35,154,189

Utilities—2.5%
Electric Utilities—2.5%
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.939%,[LIBOR12+250], 1/15/25[1]	1,254,085	1,246,636
Calpine Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.83%,[LIBOR4+250], 1/15/24[1]	831,380	828,225
Tranche B7, 4.83%,[LIBOR4+250], 5/31/23[1]	578,596	577,031
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.86%,[LIBOR4+325], 6/28/23[1]	1,382,951	1,380,358
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.724%,[LIBOR12+425], 5/2/25[1]	2,579,994	2,524,086
Kestrel Acquisition LLC. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.66%,[LIBOR12+425], 6/2/25[1]	1,014,228	992,675
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.189%,[LIBOR12+375], 1/30/24[1]	2,481,142	2,453,391
Tranche C, 6.189%,[LIBOR12+375], 1/30/24[1]	139,996	138,430
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.33%,[LIBOR4+700], 10/18/22[1]	1,089,200	1,086,477
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.601%,[LIBOR4+400], 11/9/20[1]	2,559,487	2,352,604
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.402%,[LIBOR12+400], 7/15/23[1]	1,494,322	1,495,958
Tranche B2, 6.483%,[LIBOR12+400], 4/15/24[1]	1,662,575	1,664,396
		16,740,267
Total Corporate Loans (Cost $607,877,982)		576,106,921

Corporate Bonds and Notes—3.4%
Erickson Air-Crane, Inc. , 6.00% Sub. Nts. , 11/2/20[3,4]	644,070	—
iHeartCommunications, Inc. , 8.375% Sr. Unsec. Nts. , 5/1/27	3,107,532	3,270,740

13 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Corporate Bonds and Notes (Continued)
Peabody Energy Corp. , 6.375% Sr. Sec. Nts. , 3/31/25[6]	$6,170,000	$6,262,550
Tesla, Inc. , 5.30% Sr. Unsec. Nts. , 8/15/25[6]	12,450,000	10,971,562
Transocean Sentry Ltd. , 5.375% Sr. Sec. Nts. , 5/15/23[6]	680,000	682,550
United States Steel Corp. , 6.25% Sr. Unsec. Nts. , 3/15/26	2,300,000	2,055,625
Total Corporate Bonds and Notes (Cost $23,955,928)		23,243,027
	Shares
Common Stocks—6.0%
Arch Coal, Inc. , Cl. A	179,075	16,870,656
Ascent Resources - Marcellus LLC, Cl. A7	606,015	1,590,789
Avaya Holdings Corp.[7]	280,586	3,341,779
Caesars Entertainment Corp.[7]	696,123	8,228,174
Catalina Marketing Corp. (Pacifico, Inc. )[7]	19,788	103,887
Clear Channel Outdoor Holdings, Inc. , Cl. A7	879,218	4,149,909
Everyware Global, Inc.[7]	106,918	130,975
Gymboree Corp. (The)[7,8]	76,198	57,148
Gymboree Holding Corp.[7,8]	217,169	217
Harvey Gulf International Marine LLC[7]	12,360	185,400
iHeartMedia, Inc. , Cl. A7	373,898	6,066,495
Larchmont Resources LLC[3,7]	136	34,075
Millennium Corporate Claim Litigation Trust[3,7]	5,431	—
Millennium Lender Claim Litigation Trust[3,7]	10,862	—
New Millennium Holdco, Inc.[7]	111,266	9,736
Quicksilver Resources, Inc.[3,7]	11,634,576	—
Sabine Oil[3,7]	1,419	41,151
Templar Energy, Cl. A3,7	154,052	154,052
Total Common Stocks (Cost $55,710,730)		40,964,443
	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts. , Strike Price $1, Exp.
12/31/49[3,7]	156,901	4,707
Media General, Inc. Strike Price $1, Exp. 12/30/99[3,7,9]	781,336	45,318
Sabine Oil Tranche 1 Wts. , Strike Price $4.49, Exp. 8/11/26[3,7]	4,424	15,484
Sabine Oil Tranche 2 Wts. , Strike Price $2.72, Exp. 8/11/26[3,7]	929	2,787
Total Rights, Warrants and Certificates (Cost $607,580)		68,296

	Shares
Investment Company—1.8%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN,
2.37%[10] (Cost $12,373,293)	12,373,293	$12,373,293
Total Investments, at Value (Cost $700,525,513)	96.0%	652,755,980
Net Other Assets (Liabilities)	4.0	26,933,781
Net Assets	100.0%	679,689,761

Footnotes to Statement of Investments
1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
2. Interest or dividend is paid-in-kind, when applicable.
3. The value of this security was determined using significant unobservable inputs.

14 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

Footnotes to Statement of Investments (Continued)
4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
5. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $17,916,662 or 2.64% of the Fund's net assets at period end.
7. Non-income producing security.
8. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	September 30,	Gross	Gross	Shares
	2018	Additions	Reductions	June 30, 2019
Common Stock
Gymboree Corp. (The)	76,198	—	—	76,198
Gymboree Holding Corp.	217,169	—	—	217,169

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Common Stock
Gymboree Corp. (The)	$57,148	$ 1,796	$ —	$(881,077)
Gymboree Holding Corp.	217	5,120	—	(2,673,785)
Total	$57,365	$ 6,916	$ —	$(3,554,862)

9. Security received as the result of issuer reorganization.
10. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of June 30, 2019.

Glossary:
Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
PRIME4	United States Prime Rate-Quarterly

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

15 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$ 555,136,414	$ 20,970,507	$ 576,106,921
Corporate Bonds and Notes	—	23,243,027	—	23,243,027
Common Stocks	32,590,518	8,144,647	229,278	40,964,443
Rights, Warrants and Certificates	—	—	68,296	68,296
Investment Company	12,373,293	—	—	12,373,293
Total Assets	$44,963,811	$ 586,524,088	$ 21,268,081	$ 652,755,980

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

16 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC